Employee Option Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	$ 3,874	$ 3,981	$ 4,034
Cost of revenues [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense		2	7
Research and development expenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense		4	8
Selling and marketing expenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	74	4
General and administrative expenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	$ 3,800	$ 3,971	$ 4,019